Geographical Breakdown of Gross Written Premium	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Geographical Breakdown of Gross Written Premium
Geographical Breakdown of Gross Written Premium

15. Geographical Breakdown of Gross Written Premium

The Company has a single reportable segment and offers insurance coverage under the homeowners multi-peril and inland marine lines of business. Gross written premium by jurisdiction are as follows ($ in millions):

	Three Months Ended September 30,				Nine Months Ended September 30,
	2021		2020		2021		2020
Jurisdiction	Amount	% of GWP	Amount	% of GWP	Amount	% of GWP	Amount	% of GWP
California	$29.0	24.8%	$15.6	21.9%	$70.4	25.0%	$34.9	22.4%
Texas	21.7	18.6%	15.9	22.3%	55.4	19.6%	36.5	23.4%
New York	14.3	12.2%	8.6	12.1%	35.2	12.5%	18.8	12.1%
Georgia	4.9	4.2%	3.8	5.3%	12.9	4.6%	8.7	5.6%
Illinois	5.0	4.3%	3.4	4.8%	12.1	4.3%	7.6	4.9%
New Jersey	5.3	4.5%	3.0	4.2%	12.1	4.3%	6.1	3.9%
Pennsylvania	3.3	2.8%	2.0	2.8%	7.4	2.6%	3.8	2.4%
Colorado	3.1	2.7%	1.5	2.1%	6.5	2.3%	3.0	1.9%
Virginia	2.6	2.2%	1.4	2.0%	6.0	2.1%	2.7	1.7%

Michigan	2.4	2.1%	2.0	2.8%	5.9	2.1%	4.4	2.8%
All other	25.2	21.6%	14.0	19.7%	58.2	20.6%	29.5	18.9%
	$116.8	100.0%	$71.2	100.0%	$282.1	100.0%	$156.0	100.0%

22. Geographical Breakdown of Gross Written Premium

The Company has a single reportable segment and offers insurance coverage under the homeowners multi-peril, inland marine and general liability lines of business. Gross written premium by jurisdiction is as follows ($ in millions):

	Years ended December 31,
	2020		2019		2018
Jurisdiction	Amount	% of GWP	Amount	% of GWP	Amount	% of GWP
California	$49.8	23.2%	$29.0	25.0%	$12.5	26.7%
Texas	47.8	22.3%	28.6	24.7%	13.4	28.6%
New York	26.7	12.5%	15.8	13.6%	7.3	15.6%
Georgia	11.6	5.4%	6.2	5.4%	2.2	4.7%
Illinois	9.8	4.6%	5.2	4.5%	2.5	5.3%
New Jersey	8.6	4.0%	4.7	4.1%	1.7	3.6%
Michigan	6.0	2.8%	3.2	2.8%	0.9	1.9%
Ohio	5.2	2.4%	2.9	2.5%	1.3	2.8%
Pennsylvania	5.1	2.4%	2.7	2.3%	1.1	2.4%
Arizona	4.6	2.1%	2.5	2.2%	0.8	1.7%
All other	39.2	18.3%	15.0	12.9%	3.1	6.7%
	$214.4	100.0%	$115.8	100.0%	$46.8	100.0%